Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Net operating loss carry forwards	$ 118	$ 358
Basis difference in loans	0	57
Allowance for loan and lease losses	542	252
Accrued liabilities and reserves	104	37
Deferred compensation	152	51
Lease liabilities	115	92
Domestic tax credits	21	176
Mark to market adjustments	21	28
Capitalized costs	75	15
Net unrealized loss on investment securities available for sale	235	275
Other	42	48
Total gross deferred tax assets	1,425	1,389
Deferred Tax Liabilities:
Operating leases	(1,729)	(1,311)
Basis difference in loans	(2,598)	0
Right of use assets for operating leases	(110)	(86)
Loans and direct financing leases	(260)	(43)
Deferred BOLI gain	0	(15)
Intangibles	(56)	(5)
Nonmarketable equity securities	(14)	(9)
Fixed assets	(17)	(6)
Pension assets	(110)	(54)
Prepaid expenses	(14)	(14)
Market discount accretion	(33)	(35)
Other	(35)	(27)
Total deferred tax liabilities	(4,976)	(1,605)
Total net deferred tax liability before valuation allowances	(3,551)	(216)
Less: valuation allowances	(28)	(70)
Net deferred tax liability after valuation allowances	$ (3,579)	$ (286)